Note 12 - Income Tax Charge / (Credit) (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about income tax [text block]
	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Current tax	2,019	352	(1,864)
Deferred tax	(11,034)	(1,213)	210
TAX CREDIT	(9,015)	(861)	(1,654)

Disclosure of components of tax credit [text block]
	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Loss before tax	(22,890)	(14,890)	(77,181)
Tax at UK corporation rate of 19% (2017: 20%)	(4,336)	(2,978)	(15,437)
Adjustment for overseas tax rate	(4,557)	24,741	(12,127)
Tax effect of expense not deductible in determining taxable profit / (loss)	7,834	444	1,392
Recognition of previously unrecognized deferred tax asset	(18,354)	(23,852)	—
Deferred tax not recognized	—	—	13,794
Reduced tax in subsidiaries operating in other jurisdictions	—	—	(1,103)
Impact of share-based payments	—	368	1,141
Adjustment in respect to prior years	—	416	(3,064)
Non-deductible impairment expense	—	—	13,750
Tax reform – Tax rate change	9,829	—	—
Tax reform – Section 965 transition tax	569	—	—
TAX CREDIT	(9,015)	(861)	(1,654)